Related Parties (Tables)	12 Months Ended
Jun. 30, 2018
Related Party [Abstract]
Disclosure of Directors and Prescribed Officers Who Own Shares in Harmony
The following directors and prescribed officers own shares in Harmony at year-end:

Number of shares
Name of director/prescribed officer	2018	2017

Directors

Andre Wilkens	101 301	101 301
Frank Abbott[1]	747 817	606 742
Harry 'Mashego' Mashego	593	593
Ken Dicks	35 000	35 000

Prescribed officers

Beyers Nel[1]	42 486	17 553
Johannes van Heerden	75 000	25 000
Philip Tobias[1]	42 916	11 750

[1] The movement in shares for the 2018 financial year includes the vesting of performance shares that were voluntarily locked up in terms of the minimum shareholding requirement of the 2006 Share Plan but remain beneficially owned.

Disclosure of Transactions with Related Parties

	US dollar
Figures in million	2018	2017

Sales and services rendered to related parties
Joint operations	1	—

Total	1	—

Figures in million	2018	2017

Purchases and services acquired from related parties
Associates	3	2

Total	3	2